Schedule of Investments
May 31, 2024
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–90.84%(a)
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class D, 4.52%, 07/10/2024(b)(c)(d)	$3,000,000	$2,667,221
Commercial Mortgage Trust,
Series 2013-CR13, Class D, 4.95%, 07/10/2024(b)(c)(d)	3,250,000	2,145,650
Series 2014-CR14, Class C, 3.82%, 07/10/2024(b)(d)	1,000,000	915,407
Series 2014-CR19, Class C, 4.64%, 08/10/2024(b)(d)	3,000,000	2,814,472
Series 2014-CR19, Class D, 4.64%, 08/10/2024(b)(c)(d)	4,000,000	3,597,530
Series 2014-UBS4, Class XD, IO, 0.95%, 07/10/2024(c)(e)	22,780,233	228
Series 2014-UBS5, Class D, 3.50%, 09/10/2024(b)(c)	4,500,000	3,251,988
Series 2014-UBS6, Class C, 4.43%, 12/10/2024(b)(d)	1,287,000	1,157,333
Series 2014-UBS6, Class D, 3.93%, 12/10/2024(b)(c)(d)	5,000,000	4,360,493
Series 2015-CR22, Class D, 4.07%, 03/10/2025(c)(d)	4,000,000	3,371,928
Series 2015-CR23, Class C, 4.29%, 05/10/2025(d)	3,060,000	2,889,355
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class E, 3.35%, 11/15/2027(c)(d)	4,000,000	1,857,628
DBJPM Mortgage Trust, Series 2017-C6, Class D, 3.18%, 06/10/2027(b)(c)(d)	3,500,000	2,597,303
FREMF Mortgage Trust,
Series 2016-K57, Class C, 3.92%, 08/25/2026(c)(d)	3,000,000	2,857,166
Series 2017-K71, Class C, 3.75%, 11/25/2027(c)(d)	3,000,000	2,788,642
Series 2017-KF41, Class B, 7.94% (30 Day Average SOFR + 2.61%), 11/25/2024(c)(f)	912,120	909,043
GS Mortgage Securities Trust, Series 2015-GC30, Class C, 4.07%, 05/10/2025(b)(d)	3,398,000	3,076,089
Hilton USA Trust, Series 2016-SFP, Class F, 6.16%, 07/05/2024(c)	3,000,000	103,426
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class D, 4.55%, 08/15/2024(b)(c)(d)	3,500,000	1,898,551
Series 2014-C23, Class D, 3.97%, 08/15/2027(b)(c)(d)	3,500,000	3,187,386
Series 2014-C26, Class D, 3.87%, 12/15/2024(b)(c)(d)	4,954,000	4,153,859
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/2024(b)(c)	4,000,000	3,489,080
Series 2015-C22, Class D, 4.20%, 04/15/2025(b)(c)(d)	4,379,676	3,219,378
Principal Amount		Value
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 02/15/2026(b)(c)	$3,532,000	$2,588,209
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/2024(b)(c)(d)	3,500,000	3,236,426
Series 2015-NXS2, Class D, 4.27%, 07/15/2025(b)(d)	1,000,000	623,287
Total Asset-Backed Securities (Cost $79,603,234)		63,757,078
Shares
Preferred Stocks–12.80%
Mortgage REITs–12.80%
New York Mortgage Trust, Inc., 8.00%, Series D, Pfd.(g)	100,000	2,161,000
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	97,000	2,232,940
Two Harbors Investment Corp., 7.63%, Series B, Pfd.(g)	98,000	2,293,200
Two Harbors Investment Corp., 7.25%, Series C, Pfd.(g)	96,000	2,297,280
Total Preferred Stocks (Cost $9,398,493)		8,984,420
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.10%
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series 2017-K041, Class X1, IO, 0.49%, 08/25/2024 (Cost $40,610)(b)(e)	$81,551,084	68,797
Shares
Money Market Funds–15.33%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(h)(i)	3,765,987	3,765,987
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(h)(i)	2,689,117	2,689,924
Invesco Treasury Portfolio, Institutional Class, 5.22%(h)(i)	4,303,985	4,303,985
Total Money Market Funds (Cost $10,759,759)		10,759,896
TOTAL INVESTMENTS IN SECURITIES–119.07% (Cost $99,802,096)		83,570,191
REVERSE REPURCHASE AGREEMENTS–(19.31)%		(13,556,546)
OTHER ASSETS LESS LIABILITIES—0.24%		173,753
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$70,187,398

See accompanying notes which are an integral part of this schedule.
Invesco High Income 2024 Target Term Fund

Investment Abbreviations:
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Maturity date reflects the anticipated repayment date.
(b)	All or a portion of the security is pledged as collateral for open reverse repurchase agreeements.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount
Wells Fargo Securities, LLC	$13,556,546	$(13,556,546)	$—

* Amount does not include excess collateral pledged.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $52,281,135, which represented 74.49% of the Fund’s Net Assets.
(d)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2024.
(e)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2024.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,203,194	$5,803,632	$(4,240,839)	$-	$-	$3,765,987	$47,115
Invesco Liquid Assets Portfolio, Institutional Class	1,574,239	4,145,452	(3,029,171)	(316)	(280)	2,689,924	34,323
Invesco Treasury Portfolio, Institutional Class	2,517,936	6,632,721	(4,846,672)	-	-	4,303,985	53,710
Total	$6,295,369	$16,581,805	$(12,116,682)	$(316)	$(280)	$10,759,896	$135,148

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.

Open Over-The-Counter Interest Rate Swap Agreements
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Morgan Stanley & Co. International PLC	Pay	SOFR	Monthly	(2.85)%	Monthly	11/29/2024	USD	15,600,000	$107,525	$191,766	$84,241

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income 2024 Target Term Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$63,757,078	$—	$63,757,078
Preferred Stocks	8,984,420	—	—	8,984,420
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	68,797	—	68,797
Money Market Funds	10,759,896	—	—	10,759,896
Total Investments in Securities	19,744,316	63,825,875	—	83,570,191
Other Investments - Assets*
Swap Agreements	—	84,241	—	84,241
Reverse Repurchase Agreements	—	(13,556,546)	—	(13,556,546)
Total Investments	$19,744,316	$50,353,570	$—	$70,097,886

*	Unrealized appreciation.
Invesco High Income 2024 Target Term Fund